Loans and Related Allowance for Loan Losses (Impaired Loans and Related Interest Income by Loan Portfolio Class) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Average Recorded Investment, Total	$ 10,882	$ 9,967	$ 6,228
Interest Income Recognized, Total	393	524	97
Cash Basis Interest Income, Total	20	37	63
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	452	456	238
Impaired Loans with No Allowance: Interest Income Recognized	25	29	25
Average Recorded Investment, Total	452	456	238
Interest Income Recognized, Total	25	29	25
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	5,265	3,675	2,058
Impaired Loans with No Allowance: Interest Income Recognized	313	331	45
Impaired Loans with No Allowance: Cash Basis Interest Income			27
Average Recorded Investment, Total	5,265	3,675	2,058
Interest Income Recognized, Total	313	331	45
Cash Basis Interest Income, Total			27
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	1,228	1,228	168
Impaired Loans with No Allowance: Interest Income Recognized	34	136
Average Recorded Investment, Total	1,228	1,228	168
Interest Income Recognized, Total	34	136
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	2,789	2,991	2,846
Impaired Loans with No Allowance: Interest Income Recognized	21	28	27
Impaired Loans with No Allowance: Cash Basis Interest Income	20	37	36
Impaired Loans with Allowance: Average Recorded Investment	356	356	448
Average Recorded Investment, Total	3,145	3,347	3,294
Interest Income Recognized, Total	21	28	27
Cash Basis Interest Income, Total	20	37	36
Acquired with Credit Deterioration [Member] | Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment, Total	416	738	417
Acquired with Credit Deterioration [Member] | Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	416	738	417
Acquired with Credit Deterioration [Member] | Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	376	523	53
Average Recorded Investment, Total	$ 376	$ 523	$ 53